Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended
	Dec. 17, 2013	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Redeemable Convertible Preferred Stocks [Line Items]
Preferred stock shares issued		0	0	0
Class of warrant or right number of securities called by warrants or right	1,401,869
Proceeds from private offering transaction	$ 2,750,000
Dividends payable	1,650,000
Class of warrant or right, exercise price of warrants or rights		1.33
Series B Preferred Stock
Redeemable Convertible Preferred Stocks [Line Items]
Preferred stock shares issued	2,750
Shares issued price per share	$ 1,000
Conversion of common stock at conversion rate	$ 1.07
Temporary equity, redemption price per share	$ 1.24
Preferred stock redemption amount		$ 2,750,000